Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statements of Comprehensive Income [Abstract]
Net earnings	$ 2,150	$ 1,859	$ 4,012	$ 3,680
Other comprehensive (loss) income, net of tax:
Unrealized net holding (loss) gain on securities	(1,842)	2,937	(1,156)	5,502
Reclassification adjustment for net (gain) loss on securities recognized in net earnings	0	(8)	(2)	186
Other comprehensive (loss) income	(1,842)	2,929	(1,158)	5,688
Comprehensive income	$ 308	$ 4,788	$ 2,854	$ 9,368